EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Millions		1 Months Ended									3 Months Ended	12 Months Ended
	Nov. 03, 2017 USD ($) Share	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Expenses												$ 11,989,334	$ 24,072,394	$ 12,774,217
DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Expenses												4,032,230	3,296,333	2,066,996
Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Expenses												141,865	8,001,430	4,155,676
War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Expenses												$ 12,435	$ 1,067,752	$ 1,192,207
Kinross Delamar Mining Company [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 5,900,000
Shares issued for acquisition (Shares) | Share	2,218,395
Proceeds from financing										$ 21,300,000
Percentage of issued and outstanding common shares	9.90%
Value of shares on the closing date	$ 3.7
Acquisition, cash transferred	$ 3,500,000
Kinross Delamar Mining Company [Member] | DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net smelter return payable	2.50%
Delamar Mining Company [Member] | Kinross Gold USA Inc. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of shares with security released	25.00%
Purchase And Sale Agreement [Member] | Florida Mountain Empire Claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets								$ 1,600,000
Purchase And Sale Agreement [Member] | Florida Mountain Banner Claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets											$ 400,000
Purchase And Sale Agreement [Member] | Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets									$ 2,000,000
Purchase And Sale Agreement [Member] | Maverix Metals Nevada Inc And Maverix Metals Inc [Member] | Kinross Gold USA Inc. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Minimum percentage of current delamar area resources			90.00%											90.00%
Reduced percentage of royalty			1.00%											1.00%
Payments to acquire exploration and evaluation assets				$ 10	$ 7,400,000
Option Agreement [Member] | State Lease [Member] | War Eagle deposit [Member] | State of Idaho [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Underlying percentage of gross royalty payable				5.00%	5.00%
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets							$ 200,000
Period of annual payments							4 years
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Execution of option agreement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets							$ 20,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Six-month anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						$ 20,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | One-year anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					$ 30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Second anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets			$ 30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Third anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets		$ 30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Fourth anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets							$ 70,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | State Lease [Member] | War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net smelter return payable				1.00%	1.00%